INTANGIBLE ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
INTANGIBLE ASSETS, NET
Intangible assets, gross	¥ 195,356		¥ 160,943		$ 27,515
Less: accumulated amortization	(102,183)		(85,390)		(14,392)
Intangible Assets, net	93,173		75,553		13,123
Amortization expense of intangible assets	16,793	$ 2,365	12,569	¥ 8,033
Customer relationships
INTANGIBLE ASSETS, NET
Intangible assets, gross	10,449		10,449		1,472
Software
INTANGIBLE ASSETS, NET
Intangible assets, gross	183,526		106,071		25,849
Capitalized internal use software in progress
INTANGIBLE ASSETS, NET
Intangible assets, gross	¥ 1,381		¥ 44,423		$ 194